Commitments and Contingencies - Dispute on Special Communication Tax (Detail) - Dispute on special communication tax ₺ in Thousands	Dec. 31, 2024 TRY (₺)
Disclosure of commitments and contingencies [line items]
Principal amount of tax under lawsuit	₺ 47,405
Damage with interest under lawsuit	36,000
Principal amount to be returned as result of court decision	₺ 47,269